Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) $ in Thousands	3 Months Ended		6 Months Ended		14 Months Ended
	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Jun. 30, 2021 segment
Segment Reporting Information [Line Items]
Revenues	$ 123,420	$ 246,492	$ 266,169	$ 588,392
Voyage expenses	(71,773)	(61,558)	(140,818)	(180,799)
Vessel operating expenses	(43,129)	(46,218)	(86,177)	(96,867)
Time-charter hire expenses	(2,138)	(9,296)	(5,768)	(19,175)
Depreciation and amortization	(26,895)	(29,546)	(53,579)	(59,178)
General and administrative expenses	(12,233)	(9,784)	(23,703)	(19,070)
(Loss) gain on sale of assets and write-down of assets	(86,686)	2,896	(87,401)	(191)
(Loss) income from operations	(119,434)	92,986	(131,277)	213,112
Equity income	$ (829)	3,188	$ (1,188)	5,128
Number of reportable segments | segment	1		1		1
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Revenues		245,728		581,400
Voyage expenses		(61,558)		(180,799)
Vessel operating expenses		(45,140)		(90,927)
Time-charter hire expenses		(9,296)		(19,175)
Depreciation and amortization		(29,425)		(58,685)
General and administrative expenses		(9,637)		(18,443)
(Loss) gain on sale of assets and write-down of assets		(185)		(3,272)
(Loss) income from operations		90,487		210,099
Equity income		3,188		5,128
Operating Segments | Ship To Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues		764		6,992
Voyage expenses		0		0
Vessel operating expenses		(1,078)		(5,940)
Time-charter hire expenses		0		0
Depreciation and amortization		(121)		(493)
General and administrative expenses		(147)		(627)
(Loss) gain on sale of assets and write-down of assets		3,081		3,081
(Loss) income from operations		2,499		3,013
Equity income		$ 0		$ 0